Subsidiary undertakings	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiary undertakings [Abstract]
Disclosure of interests in subsidiaries [text block]

Note 21     Subsidiary undertakings

The following chart illustrates main companies of the Group structure as of  December 31, 2019:

Non-controlling interest that used to be held by LG International until November 28, 2018:

•

Consolidated Statement of Comprehensive Income: Total comprehensive income for the years 2018 and 2017 included a profit of US$ 35,284,000 and US$ 13,536,000, a loss of US$ 4,273,000 and US$ 6,200,000 and a loss of US$ 758,000 and US$ 945,000 corresponding to non-controlling interest that used to be held by LGI in GeoPark Colombia S.L.U., GeoPark Chile S.p.A. and GeoPark TdF S.p.A., respectively.

•

Consolidated Statement of Changes in Equity:  Dividends distributed to non-controlling interest of US$ 8,089,000 in 2018 and US$ 479,000 in 2017 correspond to non-controlling interest that used to be held by LGI in GeoPark Colombia S.L.U.

Corporate structure reorganization

During 2019, the following changes to the Group structure have taken place as part of the corporate structure reorganization started in 2017:

•	GeoPark Perú S.A.C. incorporated a branch in Ecuador to attend the activity in that country.
•	The subsidiary that used to be named GeoPark Argentina Limited was redomiciled from Bermuda to Argentina.
•	The subsidiary GeoPark Colombia Coop U.A. was redomiciled from the Netherlands to Spain.
•	The Group finalized a merger process by which GeoPark Latin America S.L.U. continued the operations related to GeoPark Brasil S.L.U. and GeoPark Peru S.L.U.
•	The subsidiaries GeoPark S.A and GeoPark Colombia S.A were dissolved.

Details of the subsidiaries and joint operations of the Group are set out below:

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina S.A.U (Argentina)	100%
	GeoPark Latin America Limited (Bermuda)	100%
	GeoPark Latin America Limited – Agencia en Chile (Chile)	100% (a)
	GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Chile S.p.A. (Chile)	100% (a)
	GeoPark Fell S.p.A. (Chile)	100% (a)
	GeoPark Magallanes Limitada (Chile)	100% (a)
	GeoPark TdF S.p.A. (Chile)	100% (a)
	GeoPark Colombia S.A.S. (Colombia)	100% (a)
	GeoPark Latin America S.L.U. (Spain)	100% (a)
	GeoPark Colombia S.L.U. (Spain)	100% (a)
	GeoPark S.A.C. (Peru)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Operadora del Perú S.A.C. (Peru)	100% (a)
	GeoPark Colombia E&P S.A. (Panama)	100% (a)
	GeoPark Colombia E&P Sucursal Colombia (Colombia)	100% (a)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark E&P S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark Perú S.A.C. Sucursal Ecuador (Ecuador)	100% (a)
	GeoPark (UK) Limited (United Kingdom)	100%
Joint operations	Flamenco Block (Chile)	50% (c)
	Campanario Block (Chile)	50% (c)
	Isla Norte Block (Chile)	60% (c)
	Llanos 34 Block (Colombia)	45% (c)
	Llanos 32 Block (Colombia)	12.5%
	Puelen Block (Argentina)	18% (d)
	Sierra del Nevado Block (Argentina)	18% (d)
	CN-V Block (Argentina)	50%
	Los Parlamentos Block (Argentina)	50%
	Manati Field (Brazil)	10%
	POT-T-747 Block (Brazil)	70% (c) (d)
	REC-T-128 Block (Brazil)	70% (c)
	POT-T-785 Block (Brazil)	70% (c)
	Morona Block (Peru)	75% (c)
	Espejo Block (Ecuador)	50% (c)
	Perico Block (Ecuador)	50%
	Llanos 86 Block (Colombia)	50% (c)
	Llanos 87 Block (Colombia)	50% (c)
	Llanos 104 Block (Colombia)	50% (c)
	Llanos 123 Block (Colombia)	50% (c)
	Llanos 124 Block (Colombia)	50% (c)
(a)	Indirectly owned.
(b)	Dormant companies.
(c)	GeoPark is the operator.
(d)	In process of relinquishment.

On July 2, 2019, GeoPark obtained regulatory approval to increase its working interest in the Tranquilo Block (Chile) to 100%.